Schedule of Property and Equipment (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		$ 4,725,598	$ 2,272,445
Less: accumulated depreciation and amortization		(1,022,016)	(541,006)
Total Property and equipment, net	3,529,265	3,703,582	1,731,439
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		308,411	212,189
Analyzers
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		1,421,293	918,940
Computers and office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		244,454	219,190
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		910,643	400,154
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		366,945	326,640
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		11,730	6,414
Equipment under capital lease
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		$ 1,462,122	$ 188,918